Parent Company Financial Information (Schedule Of Condensed Statements Of Income) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Dividend income:
Other income	$ 42,623,000	$ 32,263,000	$ 40,341,000
Total Income	1,162,045,000	1,150,762,000	1,166,951,000
Provision/(provision credit) for loan losses	9,000,000	27,000,000	55,000,000
Interest expense:
Short-term debt	3,172,000	4,765,000	4,704,000
Term borrowings	38,387,000	34,570,000	36,321,000
Total interest expense	82,685,000	81,531,000	94,679,000
Compensation, employee benefits and other expense	511,633,000	478,159,000	529,041,000
Income/(loss) before income taxes	108,254,000	318,231,000	18,432,000
Income tax benefit	10,941,000	84,185,000	(19,389,000)
Equity in undistributed net inome/(loss) of subsidiaries:
Net income/(loss) attributable to controlling interest	85,879,000	222,519,000	26,904,000
Parent Company [Member]
Dividend income:
Bank	325,000,000	180,000,000	180,000,000
Non-bank	1,150,000	446,000	957,000
Total dividend income	326,150,000	180,446,000	180,957,000
Interest income	0	2,000	125,000
Other income	5,884,000	6,265,000	3,468,000
Total Income	332,034,000	186,713,000	184,550,000
Provision/(provision credit) for loan losses	0	0	(925,000)
Interest expense:
Short-term debt	6,000	9,000	20,000
Term borrowings	23,579,000	23,808,000	24,058,000
Total interest expense	23,585,000	23,817,000	24,078,000
Compensation, employee benefits and other expense	36,388,000	30,400,000	37,490,000
Total expense	59,973,000	54,217,000	60,643,000
Income/(loss) before income taxes	272,061,000	132,496,000	123,907,000
Income tax benefit	(21,757,000)	(20,599,000)	(20,897,000)
Income/(loss) before equity in undistributed net income of subsidiaries	293,818,000	153,095,000	144,804,000
Equity in undistributed net inome/(loss) of subsidiaries:
Bank	(207,831,000)	68,836,000	(117,600,000)
Non-bank	(108,000)	588,000	(300,000)
Net income/(loss) attributable to controlling interest	$ 85,879,000	$ 222,519,000	$ 26,904,000